Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Schedule of Employer's Eligible Contribution, Matching Percentage

Participant's Completed Years of Service	Matching Percentage
0 — 5 years	75%
6 — 10 years	100%
11 or more years	125%